Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Summary of Preferred stock warrants classified as liabilities
Summary of estimated the fair value of the warrants
The Company estimated the fair value of the warrants as of December 31, 2020, and 2021 using the Black-Scholes option-pricing model with the following assumptions:

	AS OF DECEMBER 31, 2020
VALUATION ASSUMPTIONS	SERIES A-1	SERIES A-2	SERIES A-3
Fair value of underlying series of preferred stock	$2.18	$2.31	$2.64
Risk free interest rate	0.10%	0.27%	0.36%
Expected volatility	88.4%	78.5%	82.4%
Estimated time (in years)	1.05	3.65	4.97

	AS OF DECEMBER 31, 2021
VALUATION ASSUMPTIONS	SERIES A-1	SERIES A-2	SERIES A-3
Fair value of underlying series of preferred stock	$9.19	$9.21	$9.25
Risk free interest rate	0.06%	0.97%	1.12%
Expected volatility	87.6%	85.5%	84.9%
Estimated time (in years)	0.05	2.65	3.97

Summary of Common stock warrant classified
Common Stock Warrant Classified As Liability [Member]
Class of Warrant or Right [Line Items]
Summary of estimated the fair value of the warrants
Summary of Common stock warrant classified
Common Stock Warrants Classified As Equity [Member]
Class of Warrant or Right [Line Items]
Summary of Common stock warrant classified
Common stock warrant classified as a component of permanent equity consisted of the following at December 31, 2021:

AS OF DECEMBER 31, 2021
WARRANT CLASS	SHARES	ISSUANCE DATE	EXERCISE PRICE PER SHARE	EXPIRATION DATE
Common stock warrant	26,624	June 14, 2016	$0.33	The earlier of June 13, 2026 or the date of a qualifying acquisition

Common stock warrant	34,427	September 22, 2021	$2.61	The earlier of September 21, 2031 or the date of a qualifying acquisition

Total	61,051

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Warrant or Right [Line Items]
Summary of Roll-forward of the Warrants
The following table presents a roll-forward of the Company’s warrants from December 31, 2021 to June 30, 2022:

	COMMON STOCK WARRANTS	PREFERRED STOCK WARRANTS
Warrants Outstanding, December 31, 2021 (1)	207,376	635,404
Exercised in the business combination (1)	(207,376)	(635,404)
Issued (1)	75,924	—
Assumed in the business combination	12,412,500	—
Exercised subsequent to the business combination	(105,120)	—

Warrants Outstanding, June 30, 2022	12,383,304	—

(1)
Number of warrants have been adjusted to reflect the exchange for New GreenLight warrants at an exchange ratio of approximately 0.6656 as a result of the Business Combination. See Note 3 for further information.

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrant Classified As Liability [Member]
Class of Warrant or Right [Line Items]
Summary of estimated the fair value of the warrants
The warrant’s fair value upon issuance and as of June 30, 2022 was estimated to be approximately $0.2 million and $35 thousand, respectively, and was measured using a probability weighted Black-Scholes option-pricing model with the following assumptions:

Valuation Assumptions	AT ISSUANCE (AS OF JANUARY 19, 2022)	AS OF JUNE 30, 2022
Fair value of common stock	$5.89	$2.21
Risk free interest rate	1.50%	2.39%
Expected volatility	59.60%	59.60%
Expected term (in years)	10.50	10.00

Summary of Common stock warrant classified	The warrants issued for the $10.0 million available commitment was summarized below as a liability classified Common Stock Warrant.

Warrant Class	Shares	Inception Date Fair Value (in thousands)	Issuance Date	Exercise Price	Expiration Date
Common stock warrant	28,517	$249	January 19, 2022	$5.26	The earlier of March 29, 2031 or the date of a qualifying acquisition

Warrant Class	Shares	Inception Date Fair Value (in thousands)	Initial Recognition Date	Exercise Price	Expiration Date
Private Placement Warrants	2,062,500	$1,341	February 2, 2022	$11.50	March 2, 2027

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrants Classified As Equity [Member]
Class of Warrant or Right [Line Items]
Summary of estimated the fair value of the warrants
The warrant’s fair value upon issuance was estimated to be approximately $0.4 million, and was measured using a Black-Scholes option-pricing model with the following assumptions:

Valuation Assumptions	AT ISSUANCE (AS OF JANUARY 19, 2022)
Fair value of common stock	$5.89
Risk free interest rate	1.50%
Expected volatility	59.60%
Expected term (in years)	10.00
The fair value of the Private Placement Warrant upon initial recognition and as of June 30, 2022 was estimated to be approximately $1.3 million and $0.5 million respectively, and was measured using a Black-Scholes option-pricing model with the following assumptions:

Valuation Assumptions	INITIAL RECOGNITION (AS OF FEBRUARY 2, 2022)	AS OF JUNE 30, 2022
Fair value of common stock	$8.82	$2.21
Risk free interest rate	1.59%	3.00%
Volatility	15.9%	51.5%
Expected term (in years)	5.00	4.50

Summary of Common stock warrant classified	The Company determined that the Warrants met the requirements for equity classification and the fair value of $0.4 million was reclassified to equity as of March 31, 2022.

Warrant Class	Shares	Issuance Date	Exercise Price per Share	Expiration Date
Common stock warrant	85,552	January 19, 2022	$5.26	January 19, 2032